AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.9%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 2.16% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	$1,477,674
950,000	Series 2020-8A, Class BR, 1.65% (3-Month USD Libor+140 basis points), 10/20/2032[1,2,3]	943,585
625,000	Series 2020-4A, Class XR, 0.90% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	623,807
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 1.87% (3-Month USD Libor+165 basis points), 1/20/2035[1,2,3]	984,481
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 1.64% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,988,085
300,000	Series 2019-54A, Class X, 0.84% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	299,670
3,000,000	Ares LVIII CLO Ltd. Series 2020-58A, Class XR, 0.93% (TSFR3M+75 basis points), 1/15/2035[1,2,3]	2,991,801
	Atalaya Equipment Leasing Trust
875,000	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	858,439
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	225,760
3,000,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 0.95% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	2,997,168
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 1.90% (3-Month USD Libor+165 basis points), 1/20/2032[1,2,3]	1,253,399
1,750,000	BlueMountain CLO XXIII Ltd. Series 2018-23A, Class A2, 1.70% (3-Month USD Libor+145 basis points), 10/20/2031[1,2,3]	1,730,881
373,516	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	363,423
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.34% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	591,169
	Commonbond Student Loan Trust
14,936	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	15,006
515,065	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	518,061
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,918,494
	CPS Auto Receivables Trust
42,048	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	42,073
312,118	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	312,658
245,000	Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	244,409
	Credit Acceptance Auto Loan Trust
908,116	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	909,917
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	879,000

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Crown City CLO Series 2021-1A, Class X, 1.00% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	$1,998,850
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 0.73% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,501,983
903,000	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	889,499
900,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 1.41% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	899,006
	Eaton Vance CLO Ltd.
1,000,000	Series 2013-1A, Class AX3R, 0.89% (3-Month USD Libor+65 basis points), 1/15/2034[1,2,3]	999,724
1,500,000	Series 2020-1A, Class BR, 1.89% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	1,483,036
	Exeter Automobile Receivables Trust
402,574	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	403,172
905,000	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	910,332
585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	580,310
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	824,244
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.29%, 8/17/2037[3]	1,500,433
1,085,000	Flagship Credit Auto Trust Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,086,591
331,983	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	332,711
1,000,000	JFIN CLO Ltd. Series 2015-2A, Class BR, 1.64% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	999,339
186,534	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	183,359
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.76% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,478,943
840,438	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	820,468
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,975,024
670,968	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 1.86% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	663,142
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 2.00% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	790,762
125,000	OZLM Ltd. Series 2018-20A, Class X, 0.95% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	124,936

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Park Avenue Institutional Advisers CLO Ltd.
$1,000,000	Series 2019-1A, Class A2A, 2.51% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	$991,198
2,000,000	Series 2019-2A, Class A2R, 1.94% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,969,990
	Provident Funding Mortgage Warehouse Securitization Trust
679,738	Series 2021-1, Class C, 1.61% (1-Month USD Libor+115 basis points), 2/25/2055[1,2,3]	670,926
372,200	Series 2021-1, Class E, 2.46% (1-Month USD Libor+200 basis points), 2/25/2055[1,2,3]	365,295
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 1.69% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,481,613
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 2.11% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	985,174
	Santander Consumer Auto Receivables Trust
415,052	Series 2021-CA, Class B, 1.44%, 4/17/2028[1,3]	413,806
739,294	Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	735,222
	Santander Drive Auto Receivables Trust
323,835	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	325,769
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	976,673
	Signal Peak CLO Ltd
1,283,804	Series 2015-1A, Class AR2, 1.23% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,276,914
1,000,000	Series 2019-1A, Class B, 2.30% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	999,801
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	500,787
75,001	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	75,130
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	548,790
3,000,000	Station Place Securitization Trust Series Series 2021-13, Class A, 1.06% (1-Month USD Libor+60 basis points), 4/6/2022[1,2,3]	2,999,187
1,180,638	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,199,512
2,566,666	TICP CLO Ltd. Series 2018-12A, Class X, 0.89% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	2,563,927
2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,954,288
1,500,000	Venture Clo Ltd. Series 2019-36A, Class A2R, 1.65% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,489,228
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 2.56% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,096,301

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2019-11A, Class A2R, 1.95% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	$1,994,668
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 2.00% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	985,130
1,300,000	Series 2018-4A, Class A2AR, 1.64% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,294,281
	Westlake Automobile Receivables Trust
702,683	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	706,337
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	796,330
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,004,257
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	298,969
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	839,685
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,196,703
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,726,138
	TOTAL ASSET-BACKED SECURITIES
	(Cost $79,390,070)	78,076,853
	BANK LOANS — 6.8%
1,520,684	1011778 BC ULC 2.21% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,4,5]	1,490,741
625,000	AAdvantage Loyalty IP Ltd. 5.50% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,4,5]	634,375
348,250	Alliant Holdings Intermediate LLC 4.00% (1-Month USD Libor+350 basis points), 11/12/2027[1,2,4]	346,533
621,566	American Airlines, Inc. 2.20% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,4]	583,496
983,166	Aramark Services, Inc. 2.21% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,4]	966,943
1,382,151	Avantor Funding, Inc. 2.75% (1-Month USD Libor+225 basis points), 11/6/2027[1,2,4]	1,373,512
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,4]	335,546
983,848	Axalta Coating Systems U.S. Holdings, Inc. 2.75% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,4]	976,996
1,116,088	Bausch Health Cos., Inc. 3.21% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,4,6,7]	1,109,112
1,220,775	Cable One, Inc. 2.46% (1-Month USD Libor+200 basis points), 5/3/2028[1,2,4]	1,208,109
1,363,979	Charter Communications Operating LLC 2.21% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,4]	1,360,358
	Covanta Holding Corp.
405,617	3.00% (1-Month USD Libor+250 basis points), 11/30/2028[1,2,4,6,7]	404,349
30,383	3.00% (1-Month USD Libor+250 basis points), 11/30/2028[1,2,4,6,7]	30,288
1,752,087	CSC Holdings LLC 2.64% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,4]	1,728,005

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$987,374	DaVita, Inc. 2.21% (1-Month USD Libor+175 basis points), 8/12/2026[1,2,4]	$981,069
496,250	DT Midstream, Inc. 2.50% (1-Month USD Libor+200 basis points), 6/10/2028[1,2,4]	496,181
942,635	Elanco Animal Health, Inc. 1.98% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,4]	929,306
1,331,857	Energizer Holdings, Inc. 2.75% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,4]	1,311,879
1,240,625	HCA, Inc. 1.96% (1-Month USD Libor+175 basis points), 6/30/2028[1,2,4]	1,242,951
1,501,163	Hilton Worldwide Finance LLC 2.20% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,4]	1,487,960
739,470	ICON Luxembourg Sarl 2.75% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,4,5]	736,930
1,684,425	JBS USA LUX S.A. 2.80% (1-Month USD Libor+200 basis points), 5/1/2026[1,2,4,5]	1,671,969
1,427,208	Level 3 Financing, Inc. 1.96% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,4]	1,402,567
1,481,079	LPL Holdings, Inc. 1.98% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,4]	1,464,721
1,277,000	Mileage Plus Holdings LLC 6.25% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,4]	1,329,319
912,000	Mozart Borrower LP 3.75% (1-Month USD Libor+325 basis points), 10/21/2028[1,2,4]	903,961
1,684,504	ON Semiconductor Corp. 2.46% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,4]	1,685,768
956,195	PetSmart, Inc. 4.50% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,4]	954,402
184,239	PRA Health Sciences, Inc. 2.75% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,4]	183,606
1,286,387	SBA Senior Finance II LLC 2.21% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,4]	1,272,899
1,555,852	Scientific Games International, Inc. 3.21% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,4]	1,551,970
1,927,000	SkyMiles IP Ltd. 4.75% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,4,5]	1,995,042
614,522	Spirit AeroSystems, Inc. 4.25% (1-Month USD Libor+375 basis points), 1/15/2025[1,2,4]	615,226
1,793,827	SS&C Technologies, Inc. 2.21% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,4]	1,768,543
408,860	Telesat LLC 3.21% (1-Month USD Libor+275 basis points), 12/6/2026[1,2,4]	306,815
486,275	TransDigm, Inc. 2.71% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,4]	478,753
569,756	United Airlines, Inc. 4.50% (1-Month USD Libor+375 basis points), 4/21/2028[1,2,4]	564,019
998,000	Virgin Media Bristol LLC 2.89% (1-Month USD Libor+250 basis points), 1/31/2028[1,2,4]	987,396

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,171,765	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,4]	$1,161,512
1,091,978	WEI Sales LLC 3.21% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,4]	1,053,759
	TOTAL BANK LOANS
	(Cost $41,428,181)	41,086,886
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
	Angel Oak Mortgage Trust
674,941	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,8]	672,949
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,8]	1,964,724
291,706	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,8]	291,406
409,303	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,8]	408,376
1,332,800	Series 2020-3, Class B2, 5.43%, 4/25/2065[1,3,8]	1,324,004
783,255	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,8]	770,504
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,8]	715,315
	BRAVO Residential Funding Trust
677,244	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,8]	662,060
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,8]	1,228,584
	Citigroup Mortgage Loan Trust, Inc.
879,328	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	881,594
171,981	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,8]	171,330
1,652,497	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,8]	1,552,971
	Deephaven Residential Mortgage Trust
1,240,619	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,8]	1,175,352
1,227,569	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,8]	1,162,285
602,137	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,8]	574,039
1,019,733	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,8]	976,641
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,8]	1,886,299
211,485	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,8]	208,932
450,925	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,8]	432,624
319,753	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,8]	315,778
1,515,904	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,8]	1,437,144
	New Residential Mortgage Loan Trust
146,038	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,8]	144,963
292,076	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,8]	289,797
1,815,665	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,8]	1,702,591
	Residential Mortgage Loan Trust
136,964	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,8]	136,541
271,291	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,8]	267,510
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,8]	2,369,414
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,8]	825,323

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$292,176	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,8]	$285,643
	SG Residential Mortgage Trust
451,127	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,8]	450,530
466,925	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,8]	466,487
1,324,709	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,8]	1,255,762
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,8]	1,384,705
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,8]	1,171,800
	Spruce Hill Mortgage Loan Trust
118,326	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,8]	117,789
284,603	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,8]	283,085
	Starwood Mortgage Residential Trust
1,153,615	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,8]	1,106,052
602,897	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,8]	579,840
877,786	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,8]	859,853
1,152,610	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,8]	1,071,377
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $34,973,330)	33,581,973
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,8]	1,263,285
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,8,9]	33,903
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,8]	832,609
1,500,000	BFLD Trust Series 2020-EYP, Class D, 3.35% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,481,226
	BX Commercial Mortgage Trust
1,243,766	Series 2020-FOX, Class E, 4.00% (1-Month USD Libor+360 basis points), 11/15/2032[2,3]	1,232,829
800,000	Series 2021-VOLT, Class F, 2.80% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	771,635
1,700,000	Series 2019-XL, Class G, 2.70% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,663,778
908,798	Series 2018-BIOA, Class C, 1.52% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	897,362
1,233,642	Series 2020-VKNG, Class E, 2.50% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,197,008
1,400,000	Series 2021-VINO, Class E, 2.35% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,343,920
1,600,000	Series 2021-SOAR, Class F, 2.75% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,553,794
1,463,946	Series 2021-XL2, Class F, 2.64% (1-Month USD Libor+224 basis points), 10/15/2038[2,3]	1,419,834
1,100,000	Series 2022-LP2, Class E, 2.91% (TSFR1M+261 basis points), 2/15/2039[2,3]	1,073,761

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	BX Mortgage Trust Series 2021-PAC, Class F, 2.79% (1-Month USD Libor+240 basis points), 10/15/2036[2,3]	$1,439,899
	BX Trust
1,500,000	Series 2021-LGCY, Class F, 2.35% (1-Month USD Libor+195 basis points), 10/15/2023[2,3]	1,435,299
1,000,000	Series 2021-MFM1, Class D, 1.90% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	952,879
829,903	Series 2019-RP, Class A, 1.44% (1-Month USD Libor+105 basis points), 6/15/2034[1,2,3]	822,632
1,200,000	Series 2021-LBA, Class FJV, 2.80% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,142,614
1,200,000	Series 2021-LBA, Class FV, 2.80% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,155,134
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.95% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	589,730
785,382	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	787,923
2,385,122	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.99%, 1/10/2048[1,8,9]	75,565
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 3.16% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,943,870
	COMM Mortgage Trust
1,234,040	Series 2013-CR12, Class A3, 3.76%, 10/10/2046[1]	1,234,344
896,529	Series 2014-CR19, Class XA, 0.95%, 8/10/2047[1,8,9]	16,013
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,528,432
	CSMC Trust
7,217,865	Series 2020-NET, Class X, 1.26%, 8/15/2037[3,8,9]	267,588
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,337,657
995,053	Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,8]	959,095
2,484,708	Extended Stay America Trust Series 2021-ESH, Class C, 2.10% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,448,829
14,648,286	Fannie Mae-Aces Series 2014-M8, Class X2, 0.30%, 6/25/2024[8,9]	85,619
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.84%, 9/25/2023[1,8,9]	52,251
5,253,522	Series K044, Class X1, 0.71%, 1/25/2025[1,8,9]	81,955
2,300,000	Series K721, Class X3, 1.31%, 11/25/2042[1,8,9]	13,202
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,8,9]	37,012
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,8,9]	115,275
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,8,9]	41,854
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,8,9]	57,307
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,8,9]	212,067

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.59%, 11/25/2047[1,3,8]	$241,021
	Government National Mortgage Association
4,194,281	Series 2013-139, Class IO, 0.22%, 10/16/2054[1,8,9]	74,478
380,903	Series 2013-175, Class IO, 0.22%, 5/16/2055[1,8,9]	2,958
281,443	Series 2014-120, Class IO, 0.55%, 4/16/2056[1,8,9]	4,971
3,550,445	Series 2017-185, Class IO, 0.57%, 4/16/2059[1,8,9]	152,016
3,380,938	Series 2017-169, Class IO, 0.59%, 1/16/2060[1,8,9]	141,110
2,517,041	Series 2018-41, Class IO, 0.61%, 5/16/2060[1,8,9]	121,039
3,601,111	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,8,9]	172,850
1,439,206	Series 2019-8, Class IO, 0.82%, 11/16/2060[1,8,9]	88,910
19,404,424	Series 2020-8, Class IO, 0.52%, 1/16/2062[1,8,9]	988,073
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 2.75% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,411,707
600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 3.00% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	584,935
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.62%, 6/25/2056[1,3,8]	1,270,238
	Morgan Stanley Bank of America Merrill Lynch Trust
617,466	Series 2013-C7, Class A3, 2.65%, 2/15/2046[1]	614,893
2,000,000	Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,8]	2,026,748
	Morgan Stanley Capital I Trust
121,612	Series 2012-STAR, Class XA1, 1.84%, 8/5/2034[3,8,9]	1
53,336	Series 2015-MS1, Class A2, 3.26%, 5/15/2048[1]	53,419
510,000	Series 2017-HR2, Class A2, 3.34%, 12/15/2050[1]	510,881
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 4.34% (TSFR1M+429 basis points), 3/15/2039[2,3]	1,490,722
2,085,606	OPG Trust Series 2021-PORT, Class F, 2.34% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	1,995,552
1,500,000	SMRT 2022-MINI Series 2022-MINI, Class E, 3.00% (TSFR1M+270 basis points), 1/15/2024[2,3]	1,473,675
1,400,000	SREIT Trust Series 2021-MFP, Class F, 3.02% (1-Month USD Libor+262 basis points), 11/15/2038[2,3]	1,349,100
12,253,670	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.03%, 12/15/2052[1,8,9]	682,713
2,299,396	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.78%, 9/15/2058[1,8,9]	50,564
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,511,956
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	999,898
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	819,000
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,8,9]	44,832

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,8,9]	$61,101
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $53,827,080)	52,538,350
	CORPORATE BONDS — 55.9%
	COMMUNICATIONS — 2.7%
369,000	AMC Networks, Inc. 4.75%, 8/1/2025[1]	367,690
270,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	269,325
4,500,000	AT&T, Inc. 0.92% (SOFR Index+64 basis points), 3/25/2024[1,2]	4,499,982
779,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	739,010
2,000,000	Magallanes, Inc. 3.53%, 3/15/2024[1,3]	1,999,622
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,5]	2,429,568
500,000	Netflix, Inc. 4.37%, 11/15/2026	519,967
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,5]	1,684,412
2,140,000	0.58%, 3/1/2024[3,5]	2,052,767
277,000	Sirius XM Radio, Inc. 3.13%, 9/1/2026[1,3]	261,896
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,421,981
		16,246,220
	CONSUMER DISCRETIONARY — 4.1%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	729,233
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,5]	1,394,487
	BMW U.S. Capital LLC
1,600,000	0.80% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,598,400
2,000,000	0.50% (SOFR Index+38 basis points), 8/12/2024[2,3]	1,990,072
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,512,318
3,500,000	2.70%, 11/1/2023[1,3]	3,498,180
900,000	Ford Motor Credit Co. LLC 4.37%, 8/6/2023	910,125
	General Motors Financial Co., Inc.
1,000,000	3.15%, 6/30/2022[1]	1,002,476
2,000,000	0.89% (SOFR Rate+62 basis points), 10/15/2024[2]	1,968,198
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	511,525

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	$2,824,215
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,468,485
238,000	MGM Resorts International 6.00%, 3/15/2023	243,301
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	613,500
276,000	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8.00%, 9/20/2025[1,3,5]	294,360
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,5]	141,925
	Toyota Motor Credit Corp.
2,000,000	0.62% (SOFR Rate+35 basis points), 6/13/2023[2]	1,996,146
1,640,000	0.50% (SOFR Rate+29 basis points), 9/13/2024[2]	1,625,958
480,000	United Airlines, Inc. 4.38%, 4/15/2026[1,3]	472,500
		24,795,404
	CONSUMER STAPLES — 1.9%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	961,301
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	500,000
400,000	3.25%, 3/15/2026[1,3]	377,880
3,000,000	BAT Capital Corp. 1.39% (3-Month USD Libor+88 basis points), 8/15/2022[1,2]	3,003,327
474,000	Darling Ingredients, Inc. 5.25%, 4/15/2027[1,3]	483,480
1,000,000	General Mills, Inc. 1.25% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,012,148
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	2,031,802
3,000,000	Sysco Corp. 2.60%, 6/12/2022	3,006,003
		11,375,941
	ENERGY — 2.2%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	302,395
908,000	3.95%, 12/1/2026[1]	887,334
3,000,000	ConocoPhillips Co. 2.13%, 3/8/2024[1]	2,974,569
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	875,523
	DCP Midstream Operating LP
520,000	3.88%, 3/15/2023[1]	520,015

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$513,000	5.38%, 7/15/2025[1]	$531,827
149,000	5.62%, 7/15/2027[1]	156,209
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	200,805
107,000	Endeavor Energy Resources LP / EER Finance, Inc. 6.62%, 7/15/2025[1,3]	111,012
	Energy Transfer LP
2,000,000	3.45%, 1/15/2023[1]	2,011,456
320,000	4.25%, 3/15/2023[1]	323,499
	EQT Corp.
689,000	6.62%, 2/1/2025[1]	727,791
777,000	3.13%, 5/15/2026[1,3]	752,307
	PDC Energy, Inc.
259,000	6.12%, 9/15/2024[1]	262,170
632,000	5.75%, 5/15/2026[1]	640,684
405,000	Rattler Midstream LP 5.63%, 7/15/2025[1,3]	411,075
290,000	Southwestern Energy Co. 5.95%, 1/23/2025[1]	303,149
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	1,006,090
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	166,057
		13,163,967
	FINANCIALS — 32.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[5]	1,915,594
2,000,000	1.65%, 10/29/2024[1,5]	1,890,602
	American Express Co.
1,000,000	1.10% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,000,203
2,477,000	1.16% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	2,482,472
860,000	1.05% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	863,756
1,620,000	1.20% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,633,729
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,5]	575,605
	Bank of America Corp.
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,8]	2,005,586
3,000,000	1.22% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	3,014,157
2,000,000	0.80% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,988,098
	Bank of Montreal
4,000,000	0.36% (SOFR Index+27 basis points), 4/14/2023[2,5]	3,980,536
2,000,000	0.48% (SOFR Index+27 basis points), 9/15/2023[2,5]	1,988,146
2,000,000	Bank of New York Mellon Corp. 0.36% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,992,454
	Bank of Nova Scotia

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	0.76% (SOFR Index+55 basis points), 9/15/2023[2,5]	$2,997,633
3,000,000	0.54% (SOFR Index+45 basis points), 4/15/2024[2,5]	2,984,310
1,000,000	Barclays Bank PLC 1.70%, 5/12/2022[1,5]	1,000,521
	Barclays PLC
2,733,000	1.84% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,5]	2,746,211
1,330,000	1.01% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+80 basis points), 12/10/2024[1,5,8]	1,277,694
3,000,000	Canadian Imperial Bank of Commerce 0.62% (SOFR Rate+34 basis points), 6/22/2023[2,5]	2,989,710
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,006,686
	Capital One N.A.
3,250,000	1.16% (3-Month USD Libor+82 basis points), 8/8/2022[1,2]	3,253,120
2,000,000	2.15%, 9/6/2022[1]	2,005,810
4,665,000	Charles Schwab Corp. 0.77% (SOFR Index+50 basis points), 3/18/2024[1,2]	4,652,101
	Citigroup, Inc.
4,240,000	1.55% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,263,451
2,000,000	0.79% (SOFR Rate+67 basis points), 5/1/2025[1,2]	1,980,546
2,000,000	0.96% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,967,580
	Citizens Bank N.A.
1,000,000	1.32% (3-Month USD Libor+81 basis points), 5/26/2022[1,2]	1,000,466
1,000,000	1.93% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,004,564
1,000,000	Citizens Financial Group, Inc. 4.15%, 9/28/2022[3]	1,011,458
4,000,000	Cooperatieve Rabobank UA 0.47% (SOFR Index+38 basis points), 1/10/2025[2,5]	3,976,824
2,000,000	Credit Suisse Group A.G. 2.04% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,5]	2,012,006
	Danske Bank A/S
2,000,000	1.86% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,5]	2,004,676
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,5,8]	1,974,698
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[5]	1,905,822
2,375,000	Fidelity National Information Services, Inc. 0.38%, 3/1/2023	2,332,473
213,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	210,870
	Goldman Sachs Group, Inc.
1,870,000	1.21% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,873,443
3,000,000	0.66% (SOFR Rate+54 basis points), 11/17/2023[1,2]	2,984,889
2,000,000	1.76% (SOFR Rate+73 basis points), 1/24/2025[1,8]	1,951,110
	HSBC Holdings PLC
3,000,000	1.49% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,5]	3,009,810

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,5,8]	$1,893,736
1,120,000	0.70% (SOFR Rate+58 basis points), 11/22/2024[1,2,5]	1,108,676
3,000,000	ING Groep N.V. 1.92% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	3,016,827
	JPMorgan Chase & Co.
3,075,000	0.82% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,065,511
4,000,000	1.15% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	4,020,800
3,000,000	1.19% (SOFR Rate+92 basis points), 2/24/2026[1,2]	2,996,979
3,000,000	KeyBank N.A. 0.59% (SOFR Rate+32 basis points), 6/14/2024[1,2]	2,978,220
1,740,000	Lloyds Banking Group PLC 1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,5,8]	1,735,793
2,000,000	Macquarie Bank Ltd. 1.58% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,011,000
2,000,000	Macquarie Group Ltd. 0.80% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	1,985,688
2,000,000	MassMutual Global Funding II 0.37% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,982,186
	Metropolitan Life Global Funding I
660,000	0.66% (SOFR Rate+57 basis points), 1/13/2023[2,3]	660,420
3,000,000	0.57% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,968,656
1,000,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.62%, 5/1/2024[1]	1,029,480
2,294,000	Mitsubishi UFJ Financial Group, Inc. 1.24% (3-Month USD Libor+74 basis points), 3/2/2023[2,5]	2,298,772
	Morgan Stanley
3,000,000	0.53% (SOFR Rate+46 basis points), 1/25/2024[1,8]	2,952,090
3,000,000	0.73% (SOFR Rate+62 basis points), 1/24/2025[1,2]	2,986,530
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,8]	1,901,672
2,000,000	1.22% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,000,544
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	1,031,111
	National Bank of Canada
4,000,000	0.42% (SOFR Rate+30 basis points), 5/16/2023[1,2,5]	3,984,124
1,765,000	0.76% (SOFR Rate+49 basis points), 8/6/2024[2,5]	1,752,191
	NatWest Group PLC
4,000,000	1.98% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,5]	4,004,080
1,000,000	2.52% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,5]	1,008,933
	NatWest Markets PLC
1,000,000	1.94% (SOFR Rate+166 basis points), 9/29/2022[2,3,5]	1,003,243
2,000,000	3.62%, 9/29/2022[3,5]	2,016,050
1,000,000	1.72% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	1,004,100
758,000	Navient Corp. 6.12%, 3/25/2024	777,852

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	New York Life Global Funding
$2,940,000	0.33% (SOFR Rate+22 basis points), 2/2/2023[2,3]	$2,936,769
2,000,000	0.41% (SOFR Rate+31 basis points), 4/26/2024[2,3]	1,991,720
2,000,000	0.42% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,982,238
1,200,000	Northwestern Mutual Global Funding 0.61% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,196,020
	OneMain Finance Corp.
500,000	5.62%, 3/15/2023	508,013
371,000	3.50%, 1/15/2027[1]	343,175
2,250,000	PNC Bank N.A. 2.88%, 6/29/2022[1]	2,258,064
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,278,345
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	667,850
5,000,000	Royal Bank of Canada 0.46% (SOFR Index+36 basis points), 7/29/2024[2,5]	4,968,600
1,000,000	Santander Holdings USA, Inc. 3.40%, 1/18/2023[1]	1,006,067
727,000	SLM Corp. 4.20%, 10/29/2025[1]	721,191
	Standard Chartered PLC
1,175,000	1.32% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+117 basis points), 10/14/2023[1,3,5,8]	1,164,159
1,500,000	0.99% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+78 basis points), 1/12/2025[1,3,5,8]	1,432,924
2,000,000	1.06% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	1,977,104
	Sumitomo Mitsui Financial Group, Inc.
500,000	1.02% (3-Month USD Libor+78 basis points), 7/12/2022[2,5]	500,660
2,094,000	0.98% (3-Month USD Libor+74 basis points), 1/17/2023[2,5]	2,099,520
	Toronto-Dominion Bank
1,175,000	0.58% (SOFR Rate+48 basis points), 1/27/2023[2,5]	1,175,012
2,000,000	0.38% (SOFR Rate+22 basis points), 6/2/2023[2,5]	1,991,112
1,000,000	0.73% (SOFR Rate+45 basis points), 9/28/2023[2,5]	996,272
2,000,000	0.50% (SOFR Rate+41 basis points), 1/10/2025[2,5]	1,980,094
3,000,000	Truist Bank 0.29% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,985,924
3,000,000	Truist Financial Corp. 0.59% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,977,140
5,000,000	UBS A.G. 0.47% (SOFR Rate+36 basis points), 2/9/2024[2,3,5]	4,965,695
2,500,000	UBS Group A.G. 1.70% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,5]	2,502,902
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	874,227
800,000	4.25%, 12/1/2026[1,3]	796,640

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	Westpac Banking Corp. 0.43% (SOFR Rate+30 basis points), 11/18/2024[2,5]	$2,973,999
		198,136,120
	HEALTH CARE — 3.5%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	803,040
3,930,000	AstraZeneca PLC 1.13% (3-Month USD Libor+66 basis points), 8/17/2023[2,5]	3,943,912
584,000	Bausch Health Cos, Inc. 5.50%, 11/1/2025[1,3,5]	582,686
1,500,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023[1,3]	1,516,364
277,000	Becton, Dickinson and Co. 1.61% (3-Month USD Libor+103 basis points), 6/6/2022[2]	277,208
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	538,582
2,100,000	0.61%, 3/15/2024[1]	2,015,347
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	520,266
1,000,000	5.00%, 5/15/2027[1,3]	1,014,730
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,651,637
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[5]	1,617,354
	Thermo Fisher Scientific, Inc.
3,000,000	0.44% (SOFR Index+35 basis points), 4/18/2023[1,2]	2,997,813
2,000,000	0.62% (SOFR Rate+53 basis points), 10/18/2024[1,2]	1,996,350
1,665,000	Viatris, Inc. 1.13%, 6/22/2022	1,664,899
		21,140,188
	INDUSTRIALS — 3.6%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 8/15/2026[1,3,5]	879,607
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,526,005
3,000,000	1.43%, 2/4/2024[1]	2,903,604
2,000,000	Caterpillar Financial Services Corp. 0.37% (SOFR Rate+25 basis points), 5/17/2024[2]	1,992,120
	Daimler Trucks Finance North America LLC
3,000,000	0.87% (SOFR Rate+60 basis points), 12/14/2023[2,3]	2,993,859
2,000,000	1.02% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,989,786
127,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	128,778
	Penske Truck Leasing Co. Lp / PTL Finance Corp.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$3,000,000	4.12%, 8/1/2023[1,3]	$3,037,692
1,500,000	2.70%, 11/1/2024[1,3]	1,478,616
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	1,945,454
2,460,000	Siemens Financieringsmaatschappij N.V. 0.70% (SOFR Rate+43 basis points), 3/11/2024[2,3,5]	2,458,096
352,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	352,880
		21,686,497
	MATERIALS — 0.9%
425,000	Freeport-McMoRan, Inc. 3.87%, 3/15/2023[1]	429,675
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,688,637
598,000	INEOS Quattro Finance PLC 3.38%, 1/15/2026[1,3,5]	553,401
787,000	Ingevity Corp. 4.50%, 2/1/2026[1,3]	759,455
	International Flavors & Fragrances, Inc.
925,000	0.70%, 9/15/2022[3]	920,569
1,000,000	3.20%, 5/1/2023[1]	1,003,165
		5,354,902
	TECHNOLOGY — 1.4%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	1,024,745
2,000,000	1.45%, 4/1/2024[1]	1,942,458
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	1,991,816
500,000	Seagate HDD Cayman 4.88%, 3/1/2024[1,5]	510,000
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,5]	412,000
3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	2,934,306
		8,815,325
	UTILITIES — 2.9%
1,750,000	Atmos Energy Corp. 1.02% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,747,589
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	182,910
4,000,000	Dominion Energy, Inc. 1.36% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	3,992,748
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,049,207

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$2,240,000	Eversource Energy 0.37% (SOFR Index+25 basis points), 8/15/2023[2]	$2,234,037
	Florida Power & Light Co.
3,800,000	0.36% (SOFR Index+25 basis points), 5/10/2023[1,2]	3,790,253
1,905,000	0.47% (SOFR Index+38 basis points), 1/12/2024[1,2]	1,894,787
	PPL Electric Utilities Corp.
1,875,000	1.21% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,865,863
1,055,000	0.61% (SOFR Rate+33 basis points), 6/24/2024[1,2]	1,048,598
		17,805,992
	TOTAL CORPORATE BONDS
	(Cost $342,085,143)	338,520,556
	MUNICIPAL BONDS — 0.6%
1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,663,477
	City of Riverside CA
300,000	1.75%, 6/1/2022	300,375
500,000	1.90%, 6/1/2023	498,063
1,095,000	County of San Bernardino CA 6.02%, 8/1/2023	1,131,096
	TOTAL MUNICIPAL BONDS
	(Cost $3,629,716)	3,593,011
	U.S. GOVERNMENT AND AGENCIES — 0.8%
5,000,000	United States Treasury Note 0.88%, 1/31/2024	4,875,975
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,934,463)	4,875,975

Number of Shares
	SHORT-TERM INVESTMENTS — 8.4%
51,117,713	Goldman Sachs Financial Square Government Fund - Institutional Class 0.26%[10]	51,117,713
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $51,117,713)	51,117,713
	TOTAL INVESTMENTS — 99.7%
	(Cost $611,385,696)	603,391,317
	Other Assets in Excess of Liabilities — 0.3%	1,781,200
	TOTAL NET ASSETS — 100.0%	$605,172,517

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $242,923,813, which represents 40.1% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]All or a portion of the loan is unfunded.
[7]Denotes investments purchased on a when-issued or delayed delivery basis.
[8]Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
[9]Interest-only security.
[10]The rate is the annualized seven-day yield at period end.